Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Series A Preferred Stock [Member] Preferred Stock [Member] USD ($)	Series B Preferred Stock [Member] Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock Including Additional Paid in Capital [Member] Extinguishment of Related Party Debt [Member]	Common Stock Including Additional Paid in Capital [Member] Rights to Shares [Member]	Common Stock Including Additional Paid in Capital [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Total USD ($)
Balances at Dec. 31, 2012	$ 24,000	$ 171,000	$ 7,000				$ 22,309,000	$ (25,888,000)	$ (3,077,000)
Balances (in Shares) at Dec. 31, 2012	23,863,302	171,199,348	6,555,305
Stock-based compensation expense							87,000		87,000
Comprehensive and net loss								(4,317,000)	(4,317,000)
Balances at Dec. 31, 2013	24,000	171,000	7,000				22,396,000	(29,905,000)	(7,307,000)
Balances (in Shares) at Dec. 31, 2013	23,863,302	171,199,348	6,555,305
Extinguishment of related party convertible notes and related accrued interest							5,397,000		5,397,000
Extinguishment of warrants							572,000		572,000
Stock exchange pursuant to Merger Agreement	(24,000)	(171,000)	(7,000)			28,551,000	(28,365,000)		(16,000)
Stock exchange pursuant to Merger Agreement (in Shares)	(23,863,302)	(171,199,348)	(6,555,305)			3,743,282
Issuance of common stock (in Shares)				943,596	1,179,461
PLC common stock assumed in connection with Merger (in Shares)						2,024,217
Private placement offering, net of issuance costs						4,204,000			4,204,000
Private placement offering, net of issuance costs (in Shares)						8,389,187
Conversion of outstanding amount of principal and interest of certain bridge notes in connection with private placement offering						1,546,000			1,546,000
Conversion of outstanding amount of principal and interest of certain bridge notes in connection with private placement offering (in Shares)						2,916,380
Issuance of warrant in connection with note payable						622,000			622,000
Issuance of warrants to vendors and service providers						137,000			137,000
Stock-based compensation expense						184,000			184,000
Exercise of stock option (in Shares)						160			160
Cancellation of shares in exchange for rights to shares (in Shares)						(854,989)
Comprehensive and net loss								(6,180,000)	(6,180,000)
Balances at Dec. 31, 2014						$ 35,244,000		$ (36,085,000)	$ (841,000)
Balances (in Shares) at Dec. 31, 2014						18,341,294